BASIS OF PREPARATION (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Cash flows from (used in) operating activities	$ (1,025)	¥ (7,417)	¥ 13,328	¥ (12,786)
Working capital deficit					¥ 12,960
Cash and cash equivalents	$ 422			¥ 31,695	¥ 3,082	$ 671	¥ 4,753	¥ 58,359
Translated exchange description	US$1.00 = CNY7.2980	US$1.00 = CNY7.2980